Taxes on Income (Details) - Schedule of deferred tax liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax liabilities [Abstract]
Long-term tax assets	$ 6,397	$ 2,188
Long-term tax liabilities	(17,639)	(11,069)
Net deferred tax liabilities	$ (11,242)	$ (8,881)